Accrued Expenses (Tables)	12 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses, current consisted of the following (in thousands):

	March 31,
	2019	2020
Accrued employee - related expenses	$35,192	$40,687
Accrued tax liabilities	6,274	13,350
Accrued restructuring	1,488	1,065
Accrued professional fees	3,440	2,103
Accrued installments for acquisition	4,832	—
Income taxes payable	3,811	20,756
Other	9,883	15,767
Total accrued expenses, current	$64,920	$93,728
Accrued expenses, non-current consisted of the following (in thousands):

	March 31,
	2019	2020
Share-based compensation	$92,047	$—
Income tax reserve	2,876	17,108
Other	3,436	3,879
Total accrued expenses, non-current	$98,359	$20,987